Income Taxes - Schedule of Statutory Income Tax Rates (Details) - BVI [Member] - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Schedule of Statutory Income Tax Rates [Line Items]
Income (loss) before income tax expenses	$ (2,523,229)	$ (6,907,010)	$ (6,780,398)
BVI statutory income tax rate
Income tax calculated at statutory rate
Rate differences in various jurisdictions	910	18,186	11,590
Change in deferred income tax assets due to use of loss carryforward or valuation allowance	2,474	(354,012)	277,874
Income taxes expense (recovery)	$ 3,384	$ (335,826)	$ 289,464
Effective tax rate	(0.13%)	4.86%	(4.27%)